Rule 497(c)
                                                       Registration No. 2-73468

                              P R O S P E C T U S

                                   Fiduciary
                                 Capital Growth
                                   Fund, Inc.

                                   A NO-LOAD
                                  MUTUAL FUND

P R O S P E C T U S                                          JANUARY 31, 2000

                                   Fiduciary
                           Capital Growth Fund, Inc.

   Fiduciary Capital Growth Fund is a no load mutual fund seeking long-term capital appreciation by investing in small to mid-cap value stocks.

   Please read this Prospectus and keep it for future reference. It contains important information, including information on how Fiduciary Capital Growth Fund invests and the services it offers to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               TABLE OF CONTENTS
   Questions Every Investor Should Ask Before
     Investing in Fiduciary Capital Growth Fund                          1
   Fees and Expenses                                                     3
   Investment Objective and Strategies                                   4
   Management of the Fund                                                4
   The Fund's Share Price                                                4
   Purchasing Shares                                                     5
   Redeeming Shares                                                      7
   Exchanging Shares                                                     9
   Dividends, Distributions and Taxes                                    9
   Financial Highlights                                                 10
   Share Purchase Application                                           11


Fiduciary Capital Growth Fund, Inc.                             (414) 226-4555
225 East Mason Street                              Milwaukee, Wisconsin  53202

                        QUESTIONS EVERY INVESTOR SHOULD
                            ASK BEFORE INVESTING IN
                         FIDUCIARY CAPITAL GROWTH FUND

1. WHAT ARE THE FUND'S GOALS?

   Fiduciary Capital Growth Fund seeks long-term capital appreciation.

2. WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?


   The Fund invests mainly in small to mid-cap (i.e., less than $3 billion market capitalization) value stocks. We look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. We believe good businesses have some or all of the following characteristics:



   o   A strong, defendable niche that is difficult to replicate


   o   A high degree of recurring revenue

   o   Modestly priced products or services

   o   Attractive return-on-investment economics

   o   Above-average growth or improving profitability prospects

   We consider valuation

   o   On both an absolute and relative to the market basis

   o   Utilizing both historical and prospective analysis

3. WHAT ARE THE PRINCIPAL RISKS IN INVESTING IN THE FUND?

   Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks include:

   o MARKET RISK: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

   o SMALLER CAPITALIZATION COMPANIES RISK: Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally there are periods when investing in smaller capitalization company stocks falls out of favor with investors and the stocks of smaller companies underperform.

   o VALUE INVESTING RISK: Our portfolio managers may be wrong in their assessment of a company's value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value" investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

   Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

4. HOW HAS THE FUND PERFORMED?

   The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how its average annual returns over various periods compare to those of the Nasdaq Composite Index and the Russell 2000 Index. Please remember that the Fund's past performance is not necessarily an indication of its future performance. It may perform better or worse in the future.


                    1990                             -11.69%
                    1991                              36.25%
                    1992                              14.45%
                    1993                              14.69%
                    1994                               0.38%
                    1995                              26.50%
                    1996                              17.12%
                    1997                              29.21%
                    1998                              -5.04%
                    1999                               6.50%



Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 20.92% (quarter ended June 30, 1999) and the lowest total return for a quarter was -22.11% (quarter ended September 30, 1990).



 AVERAGE ANNUAL TOTAL RETURNS
   (FOR THE PERIODS ENDING
      DECEMBER 31, 1999)              PAST YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------         ---------    ------------   -------------
Fiduciary Capital Growth Fund            6.50%         14.12%         11.87%
Nasdaq Composite Index*<F1>             85.59%         40.17%         24.50%
Russell 2000 Index**<F2>                21.26%         16.69%         13.40%


 *<F1> The Nasdaq Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 25 of the largest Nasdaq stocks. It is a value-weighted index calculated on price change only and does not include income.

**<F2> The Russell 2000 Index is an index comprised of 2000 publicly traded small capitalization common stocks that are ranked in terms of capitalization below the large and mid-range capitalization sectors of the United States equity market.

                               FEES AND EXPENSES

   The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                  No Sales Charge

Maximum Deferred Sales Charge (Load)                   No Deferred Sales Charge

Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Distributions                          No Sales Charge

Redemption Fee                                         None*<F3>

Exchange Fee                                           None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees                                        0.93%**<F4>

Distribution and/or Service (12b-1) Fees               None

Other Expenses                                         0.33%

Total Annual Fund Operating Expenses                   1.26%

 *<F3>  Our transfer agent charges a fee of $12.00 for each wire redemption.


**<F4> The management fees the Fund pays vary based on the amount of the Fund's net assets. It pays an annual fee of 1% on the first $30 million of its average daily net assets and 0.75% on its average daily net assets in excess of $30 million.


EXAMPLE

   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         1 YEAR           3 YEARS           5 YEARS           10 YEARS
         ------           -------           -------           --------
          $128              $400              $692             $1,523

                              INVESTMENT OBJECTIVE
                                 AND STRATEGIES

   The Fund seeks long-term capital appreciation. Although we have no intention of doing so, the Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Fund might not appreciate and investors could lose money.

   The Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions. In such circumstances the Fund may invest in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value. When the Fund is not taking a temporary defensive position, it still will hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

   Our portfolio managers are patient investors. The Fund does not attempt to achieve its investment objective by active and frequent trading of common stocks.

                              MANAGEMENT OF THE FUND

   Fiduciary Management, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser's address is:
                               225 East Mason Street
                               Milwaukee, WI  53202


   The Adviser has been in business since 1980 and has been the Fund's only investment adviser. As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund. It makes the decisions as to which securities to buy and which securities to sell. During the fiscal year ended September 30, 1999, the Fund paid the Adviser an annual investment advisory fee equal to 0.93% of its average net assets. The annual investment advisory fee the Fund pays the Adviser is equal to 1% of the first $30 million of the Fund's average daily net assets and 0.75% of its average daily net assets in excess of $30 million.


   Ted D. Kellner, Donald S. Wilson and Patrick J. English are primarily responsible for the day-to-day management of the Fund's portfolio. They are our portfolio managers. Mr. Kellner and Mr. Wilson have held this responsibility since the Fund commenced operation on December 18, 1981 and Mr. English has held this responsibility since October 1, 1997. Mr. Kellner and Mr. Wilson have been employed by the Adviser in various capacities since 1980, and Mr. English has been employed by the Adviser in various capacities since 1986. Their current positions with the Adviser are:

   Ted D. Kellner                       Chairman of the Board and
                                        Chief Executive Officer

   Donald S. Wilson                     President and Treasurer

   Patrick J. English                   Senior Vice President

                              THE FUND'S SHARE PRICE


   The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on most national holidays and on Good Friday. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. It values most money market instruments it holds at their amortized cost. The Fund will process purchase orders that it receives and accepts and redemption orders that it receives prior to the close of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined later that day. It will process purchase orders that it receives and accepts and redemption orders that it receives after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.


                                 PURCHASING SHARES

   HOW TO PURCHASE SHARES FROM THE FUND

   1.  Read this Prospectus carefully


   2. Determine how much you want to invest keeping in mind the following minimums*<F5>:


       A.  NEW ACCOUNTS

           o   All Accounts                      $1,000

       B.  EXISTING ACCOUNTS

           o   Dividend reinvestment         No Minimum

           o   Automatic Investment Plan          $  50

           o   All other accounts                  $100


       *<F5>  Servicing Agents may impose different minimums.


   3. Complete the Purchase Application included in this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Fund has additional Purchase Applications and remittance forms if you need them.) If you have any questions, please call 1-800-811-5311.

   4. Make your check payable to "Fiduciary Capital Growth Fund, Inc." All checks must be drawn on U.S. banks. The Fund will not accept cash or third party checks. FIRSTAR MUTUAL FUND SERVICES, LLC, THE FUND'S TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK RETURNED FOR INSUFFICIENT FUNDS. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.

   5.  Send the application and check to:

       BY FIRST CLASS MAIL

       Fiduciary Capital Growth Fund, Inc.
       c/o Firstar Mutual Fund Services, LLC
       P.O. Box 701
       Milwaukee, WI  53201-0701

       BY OVERNIGHT DELIVERY
       SERVICE OR
       REGISTERED MAIL

       Fiduciary Capital Growth Fund, Inc.
       c/o Firstar Mutual Fund Services, LLC
       615 East Michigan Street, 3rd Floor
       Milwaukee, WI  53202-5207

PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

   6. If you wish to open an account by wire, please call 1-800-811-5311 prior to wiring funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. YOU SHOULD WIRE FUNDS TO:

       Firstar Bank, N.A.
       777 East Wisconsin Avenue
       Milwaukee, WI  53202
       ABA #075000022

       CREDIT:
       Firstar Mutual Fund Services, LLC
       Account #112-952-137

       FURTHER CREDIT:
       Fiduciary Capital Growth Fund, Inc.
       (shareholder registration)
       (shareholder account number)

   You should then send a properly signed Purchase Application marked "FOLLOW-UP" to either of the addresses listed above. PLEASE REMEMBER THAT FIRSTAR BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND FIRSTAR BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

   Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three-day settlement basis.

   The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing agents may:

   o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirement.

   o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

   o Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

   o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

   o Be authorized to accept purchase orders on the Fund's behalf. This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

   If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUND

   The Fund may reject any Purchase Applications for any reason. The Fund will not accept purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Fund.

   The Fund will issue certificates evidencing shares purchased only upon request. The Fund will send investors a written confirmation for all purchases of shares.

   The Fund offers an automatic investment plan allowing shareholders to make purchases on a regular and convenient basis. The Fund also offers the following retirement plans:

   o   Traditional IRA
   o   Roth IRA
   o   Education IRA
   o   SEP-IRA
   o   Simple IRA
   o   401(k) Plan
   o   Defined Contribution Retirement Plan
   o   403(b)(7) Custodial Accounts

   Investors can obtain further information about the automatic investment plan and the retirement plans by calling the Fund at 1-800-811-5311. The Fund recommends that investors consult with a competent financial and tax advisor regarding the retirement plans before investing through them.

                                 REDEEMING SHARES

HOW TO REDEEM (SELL) SHARES BY MAIL

   1.  Prepare a letter of instruction containing:

       o   account number(s)

       o   the amount of money or number of shares being redeemed

       o   the name(s) on the account

       o   daytime phone number

       o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund's transfer agent, Firstar Mutual Fund Services, LLC, in advance, at 1-800-811-5311 if you have any questions.

   2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

   3. If there are certificates representing your shares, enclose the certificates and execute a stock power exactly as your shares are registered.

   4. Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

       o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

       o The redemption proceeds are to be sent to an address other than the address of record

A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

   5.  Send the letter of instruction and certificates, if any, to:

       BY FIRST CLASS MAIL

       Fiduciary Capital Growth Fund, Inc.
       c/o Firstar Mutual Fund Services, LLC
       P.O. Box 701
       Milwaukee, WI  53201-0701

       BY OVERNIGHT DELIVERY
       SERVICE OR REGISTERED
       MAIL

       Fiduciary Capital Growth Fund, Inc.
       c/o Firstar Mutual Fund Services, LLC
       615 East Michigan Street, 3rd Floor
       Milwaukee, WI  53202-5207

PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) SHARES THROUGH SERVICING AGENTS


   If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so. Servicing Agents may charge you a fee for this service.


PAYMENT OF REDEMPTION PROCEEDS

   The redemption price per share you receive for redemption requests is the next determined net asset value after:

   o Firstar Mutual Fund Services, LLC receives your written request in proper form with all required information.

   o A Servicing Agent that has been authorized to accept redemption requests on behalf of the Fund receives your request in accordance with its procedures.


   Firstar Mutual Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the written request with all required information. If you request in the letter of instruction, Firstar Mutual Fund Services, LLC will transfer the redemption proceeds to your designated bank account by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas Firstar Mutual Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. Firstar Mutual Fund Services, LLC currently charges $12 for each wire redemption but does not charge a fee for Electronic Funds Transfers. Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.


OTHER REDEMPTION CONSIDERATIONS

   When redeeming shares of the Fund, shareholders should consider the following:

   o   The redemption may result in a taxable gain.

   o Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

   o The Fund may delay the payment of redemption proceeds for up to seven days in all cases.

   o If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

   o Firstar Mutual Fund Services, LLC will transfer the redemption proceeds by Electronic Funds Transfer or by wire only if the shareholder has sent in a written request with signatures guaranteed.

   o The Fund reserves the right to refuse a telephone redemption request (which may be made only through Servicing Agents) if it believes it is advisable to do so. Both the Fund and Firstar Mutual Fund Services, LLC may modify or terminate its procedures for telephone redemptions at any time. Neither the Fund nor Firstar Mutual Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a Servicing Agent cannot contact Firstar Mutual Fund Services, LLC by telephone, it should make a redemption request in writing in the manner described earlier.

   o If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

   o The Fund may pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with securities rather than cash.

                                 EXCHANGING SHARES

   Shares of the Fund may be exchanged for shares of:

   o   FMI Focus Fund

   o   Firstar Money Market Fund

at the relative net asset values. (FMI Focus Fund is another mutual fund managed by the Adviser. An affiliate of Firstar Mutual Fund Services, LLC advises Firstar Money Market Fund, which is not affiliated with the Fund or the Adviser.) You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares. The registration of both the account from which the exchange is being made and the account to which the exchange is being made must be identical.

HOW TO EXCHANGE SHARES


   1. Read this Prospectus (and the prospectus for FMI Focus Fund or Firstar Money Market Fund) carefully.


   2. Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.

   3. Write to Fiduciary Capital Growth Fund, Inc., c/o Firstar Mutual Fund Services, LLC, 3rd Floor, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

                        DIVIDENDS, DISTRIBUTIONS AND TAXES

   The Fund distributes substantially all of its net investment income quarterly and substantially all of its capital gains annually. You have four distribution options:

   o ALL REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

   o PARTIAL REINVESTMENT OPTION - Dividends will be paid in cash and capital gains distributions will be reinvested in additional Fund shares.

   o PARTIAL REINVESTMENT OPTION - Dividends will be reinvested in additional Fund shares and capital gains distributions will be paid in cash.

   o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.

   You may make this election on the Purchase Application. You may change your election by writing to Firstar Mutual Fund Services, LLC or by calling 1-800-811-5311.

   The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Fund expects that its distributions generally will consist primarily of long-term capital gains.

                               FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Annual Report which is available upon request.

                                                                                  YEARS ENDED SEPTEMBER 30,
                                                              ------------------------------------------------------------------
                                                               1999           1998           1997           1996           1995
                                                              ------         ------         ------         ------         ------
Net asset value, beginning of year                            $18.49         $26.53         $21.76         $21.58         $19.52
Income from investment operations:
     Net investment (loss) income                              (0.03)         (0.02)          0.03           0.13           0.11
     Net realized and unrealized gains
       (losses) on investments                                  2.57          (4.15)          7.39           2.24           3.87
                                                              ------         ------         ------         ------         ------
Total from investment operations                                2.54          (4.17)          7.42           2.37           3.98

Less distributions:
     Dividends from net investment income                         --          (0.01)         (0.15)         (0.12)         (0.04)
     Distributions from net realized gains                     (4.71)         (3.86)         (2.50)         (2.07)         (1.88)
                                                              ------         ------         ------         ------         ------
Total from distributions                                       (4.71)         (3.87)         (2.65)         (2.19)         (1.92)
                                                              ------         ------         ------         ------         ------
Net asset value, end of year                                  $16.32         $18.49         $26.53         $21.76         $21.58
                                                              ------         ------         ------         ------         ------
                                                              ------         ------         ------         ------         ------
TOTAL INVESTMENT RETURN                                        16.4%         (17.6%)         38.4%          12.7%          22.7%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of year (in 000s $)                      39,115         39,047         52,678         45,835         42,197
     Ratio of expenses to average net assets                    1.3%           1.2%           1.2%           1.2%           1.2%
     Ratio of net investment (loss) income
       to average net assets                                   (0.2%)         (0.1%)          0.1%           0.6%           0.5%
     Portfolio turnover rate                                   75.9%          54.3%          60.7%          43.7%          28.6%

                      Fiduciary Capital Growth Fund, Inc.

o   This is a follow-up application
(Investment by wire transfer. See page 5 of the Prospectus.)

                          SHARE PURCHASE APPLICATION
                       Minimum Initial Investment $1,000
                      Minimum Subsequent Investment $100

Mail Completed Application to:            Overnight Express Mail to:
Fiduciary Capital Growth Fund, Inc.       Fiduciary Capital Growth Fund, Inc.
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              3rd Floor
Milwaukee, Wisconsin  53201-0701          615 E. Michigan Street
                                          Milwaukee, Wisconsin  53202

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts, including self-directed IRA, SEP/IRA and 401(k) plans. DO NOT USE THIS FORM FOR FIDUCIARY CAPITAL GROWTH FUND, INC.-SPONSORED 401(K), 403(B)(7), SEP/IRA, SIMPLEIRA, IRAS OR DEFINED CONTRIBUTION PLANS (KEOGH OR CORPORATE PROFIT-SHARING AND MONEY-PURCHASE) WHICH REQUIRE FORMS AVAILABLE FROM THE FUND. For information please call 1-800-811-5311 or 1-414-765-4124.

o ACCOUNT           Individual       o            Name
                                                  --------------------------------------------------------------------------------
  REGISTRATION                                    Social Security Number                                Citizen of  o U.S. o Other
                                                  --------------------------------------------------------------------------------
                    Joint Owner*<F6> o            Name
                                                  --------------------------------------------------------------------------------
                                                  Social Security Number                                Citizen of  o U.S. o Other
                                                  --------------------------------------------------------------------------------
                    Gift to Minor    o            Custodian
                                                  --------------------------------------------------------------------------------
                                                  Minor                                                 Minor's Birthdate
                                                  --------------------------------------------------------------------------------
                                                  Minor's Social Security Number                        Citizen of  o U.S. o Other
                                                  --------------------------------------------------------------------------------
         Corporation, Partnership    o            Name of Entity
                                                  --------------------------------------------------------------------------------
                  or Other Entity                 Taxpayer Identification Number
                                                  --------------------------------------------------------------------------------
                                                  o A corporate resolution form or certificate is required for corporate accounts.

Trust, Estate or Guardianship        o            Name
*<F6>(Registration will be Joint Tenants          --------------------------------------------------------------------------------
with Rights of Survivorship                       Name of Fiduciary(s)
(JTWROS) unless otherwise specified)              --------------------------------------------------------------------------------
                                                  Taxpayer Identification Number                        Date of Trust
                                                  --------------------------------------------------------------------------------
                                                  o Additional documentation and certification may be requested.

o MAILING ADDRESS                            o Send Duplicate Confirmations To:
                              -------------------------------------------------
                              Street, Apt.             Name
                              -------------------------------------------------
                              City, State, Zip Code    Street, Apt.
                              -------------------------------------------------
                              Daytime Phone Number     City, State, Zip Code

o INVESTMENT, PAYMENT
  FOR INITIAL PURCHASE
  AND DISTRIBUTIONS

By   o check
or   o wire**<F7>

The minimum initial Investment is $1,000 for shares of Fiduciary Capital Growth Fund, Inc..
Minimum additions to the Fund are $100.

                              DISTRIBUTION OPTIONS

                               Capital Gains    Capital Gains
              Capital Gains    Reinvested       in Cash           Capital Gains
              & Dividends      & Dividends      & Dividends       & Dividends
     Amount   Reinvested       in Cash          Reinvested        In Cash
     $        o                o                o                 o
     ---------------------------------------------------------------------------

     (If no dividend option is checked, dividends and capital gains will be reinvested.)

     o If you would like your cash payments automatically deposited to your checking or savings account, please check the box at left and attach a voided check.

**<F7>  Indicate date and total amount of wire:

Date ----------------------------------   Amount $-----------------------------

WIRING INSTRUCTIONS: The wire transfer should be preceded by a telephone call to Firstar Mutual Fund Services, LLC at 1-800-811-5311 or 1-414-765-4124 in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions. A completed share purchase application also must be sent to Fiduciary Capital Growth Fund, Inc. at the above address immediately following the investment to establish a NEW account by wire transfer. A purchase request for the Fund should be wired through the Federal Reserve System as follows:


            Firstar Bank, N.A.
            777 East Wisconsin Avenue
            Milwaukee, Wisconsin 53202
            ABA Number 0750-00022
            For credit to: Firstar Mutual Fund Services, LLC
            Account Number 112-952-137
            For further credit to:  Fiduciary Capital Growth Fund, Inc.


            Shareholder name: -------------------------------------------------


            Shareholder account number: ---------------------------------------


o EXCHANGE PRIVILEGE

If investment is by exchange, such exchange should be made from:

o  FMI Focus Fund                       o   Firstar Money Market Fund
   Account# -------------------------       Account# ---------------------------
(I understand that exchanges between the Funds are taxable transactions.)

Amount of Exchange $ --------------- or Number of Shares --------------

o AUTOMATIC INVESTMENT PLAN

  Important: Attach an unsigned, voided check (for checking accounts) or a savings account deposit slip here, and complete this form.

I would like to establish an Automatic Investment Plan for Fiduciary Capital Growth Fund, Inc. as described in the Prospectus. Based on these instructions, Firstar Mutual Fund Services, LLC, the Transfer Agent for Fiduciary Capital Growth Fund, Inc., will automatically transfer money directly from my checking, NOW account or savings account on the ----- day of the month, or the first business day thereafter, to purchase shares in Fiduciary Capital Growth Fund, Inc. If the automatic purchase cannot be made due to insufficient funds or stop payment, a $25 fee will be assessed.

Please start the Automatic Investment Plan on this month, day and year: --------
-------------------------------------------------------

Please debit my bank account $------------------ ($50 minimum) on a  o monthly
o quarterly basis, to be invested in my Fiduciary Capital Growth Fund, Inc. account (account number, if known-----------------------------).

I (we) authorize you via the ACH Network to honor all debit entries initiated
o monthly OR o quarterly through Firstar Bank, N.A. on behalf of the Firstar Mutual Fund Services, LLC. All such debits are subject to sufficient collected funds in my account to pay the debit when presented.

---------------------------------------   -------------------------------------
Name(s) on your Bank Account              Signature of Bank Account Owner
---------------------------------------   -------------------------------------
                                          Signature of Joint Owner (if any)
---------------------------------------
Account Number

o SYSTEMATIC WITHDRAWALS

  A balance of at least $10,000 is required for this option.

  I would like to withdraw from Fiduciary Capital Growth Fund, Inc. $--------- (exact dollars per payment - $100 minimum)

o I would like to have payments made to me on or about the ----- day of each month

                    OR

o I would like to have payments made to me on or about the ----- day of these months:

     o  Jan.    o  Feb.    o  Mar.     o  Apr.    o  May     o  June
     o  July    o  Aug.    o  Sept.    o  Oct.    o  Nov.    o  Dec.

o I would like my payments automatically deposited to my checking or savings account. I have attached a voided check.

o SIGNATURES AND CERTIFICATION

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either because I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

--------------------------------------    -------------------------------------
Signature*<F8>                            Signature of Co-Owner, if any
--------------------------------------
Date

*<F8> If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

-------------------------------------------------------------------------------
Print name and title of officer signing for a corporation or other entity.

   To learn more about Fiduciary Capital Growth Fund, you may want to read Fiduciary Capital Growth Fund's Statement of Additional Information (or "SAI") which contains additional information about the Fund. Fiduciary Capital Growth Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

   You also may learn more about Fiduciary Capital Growth Fund's investments by reading the Fund's annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of Fiduciary Capital Growth Fund during its last fiscal year.

   The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling Firstar Mutual Fund Services, LLC at 1-800-811-5311.

   Prospective investors and shareholders who have questions about Fiduciary Capital Growth Fund may also call the following number or write to the following address.

   Fiduciary Capital Growth Fund
   225 East Mason Street
   Milwaukee, Wisconsin 53202
   1-800-811-5311
   www.fiduciarymgt.com


   The general public can review and copy information about Fiduciary Capital Growth Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about Fiduciary Capital Growth Fund are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:


   Public Reference Section
   Securities and Exchange Commission
   Washington, D.C. 20549-6009

   Please refer to Fiduciary Capital Growth Fund's Investment Company Act File No. 811-03235 when seeking information about the Fund from the Securities and Exchange Commission.